CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 172,595	$ 96,787	$ 88,526
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on debt securities arising during the period	(11,229)	4,367	384
Change in retirement obligation	(8,180)	3,172	1,245
Unrealized gain (loss) on derivatives	484	514	508
Other comprehensive income (loss)	(18,925)	8,053	2,137
Comprehensive income	$ 153,670	$ 104,840	$ 90,663